UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Commission File Number        333-57818
CUSIP Number     433507100

(Check One):         ☐  Form 10-K    ☐ Form 20-F    ☐ Form 11-K   ☒ Form 10-Q
☐ Form 10-D    ☐ Form N-SAR    ☐ Form N-CSR

For period ended:  November 30, 2014

☐  Transition Report on Form 10-K
☐  Transition Report on Form 20-F
☐  Transition Report on Form 11-K
☐  Transition Report on Form 10-Q
☐  Transition Report on Form N-SAR

For the transition period ended:

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: __________________________________________________________

PART I.  REGISTRANT INFORMATION

Full Name of Registrant:	Hipcricket, Inc.
Former Name if Applicable:
Address of Principal Executive Office (Street and Number):	110 110th Avenue, Suite 410
City, State and Zip Code:	Bellevue, Washington 98004

PART II.  RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

☐	(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III. NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Hipcricket, Inc. is unable to timely file its Quarterly Report on Form 10-Q for the fiscal quarter ended November 30, 2014 (the “Form 10-Q”) within the prescribed time period or within the five day calendar extension permitted by the applicable rules of the Securities and Exchange Commission (“SEC”).  As previously disclosed in the Company’s Form 8-K filed with the SEC on January 22, 2015, the Company entered into an asset purchase agreement with SITO Mobile, Ltd. (“SITO Mobile”), as “stalking horse” bidder to acquire substantially all of the Company’s assets for aggregate consideration of approximately $4.5 million.  To facilitate the sale, the Company filed a voluntary petition under Chapter 11 in the United States Bankruptcy Court for the District of Delaware (In re Hipcricket, Inc., Case No. 15-10104) along with a motion seeking authorization to approve bid procedures under Section 363 of the U.S. Bankruptcy Code.  The Company has been required to devote its extremely limited financial and human resources, including its accounting and financial reporting resources, to matters relating to the negotiation, execution and delivery of the asset purchase agreement and the preparation of the bankruptcy filing.  As a result, the Company is unable to file its Form 10-Q without unreasonable effort and expense.

PART IV. OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Todd Wilson	(425)	449-4214
(name)	(area code)	(telephone number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

☒ Yes     ☐  No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes   ☐   No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company expects its revenue for the three- and nine-month periods ended November 30, 2014 to be approximately $5.4 million and $19.7 million, respectively, representing a decrease of 16% and 1% for each of the periods presented over the comparable periods in the previous year.

The Company expects its operating expenses for the three months ended November 30, 2014 to be approximately $5.8 million, representing a decrease of 31% compared to the same quarter in the previous year.  The decrease was primarily a result of (i) lower personnel costs from headcount consolidation and reductions; (ii) decreased legal and professional services fees, and (iii) no impairment write downs of intangible assets during the quarter ended November 30, 2014, compared to approximately $465,000 in write downs during the same quarter in 2013.

The Company expects its operating expenses for the nine months ended November 30, 2014 to be approximately $64.5 million, representing an increase of 155% compared to the same period in the previous year. The higher operating loss during the period, compared to the same period a year ago, was the result of (i) $41.1 million in impairment write downs of goodwill and intangible assets; and (ii) higher legal expense, tax expense and accrued severance costs for former executives; offset by (iii) lower depreciation and amortization expense from fewer assets begin amortized during the period; and (iv) decreased sales, marketing, development, and other general and administrative expenses from implementation of the Company’s operating plan designed to reduce operating expenses.

Forward-Looking Statements

This Notification on Form 12b-25 contains forward-looking statements related to the Company’s expected results of operations for the fiscal period ended November 30, 2014.  These statements are based on current expectations as of the date of this Notification and involve a number of risks and uncertainties, which may cause actual results to differ from such estimates.  The risk include, but are not limited to, adjustments resulting from the completion of the Company of its review and preparation of its financial statements.

HIPCRICKET, INC.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date January 22, 2015                                          By /s/ Todd Wilson
Todd Wilson
        Chief Executive Officer

Instruction.  The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).